                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  3/31/07

              Date of Reporting Period:  Six months ended 9/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2006

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.020	0.008	0.004	0.010	0.018
Less Distributions:
Distributions from net investment income	(0.014)		(0.020)	(0.008)	(0.004)	(0.010)	(0.018)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.42%		2.04%	0.75%	0.39%	0.83%	1.70%

Ratios to Average Net Assets:
Net expenses	0.76	% [2]	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	2.82	% [2]	2.03%	0.76%	0.39%	0.81%	1.72%
Expense waiver/reimbursement [3]	0.09	% [2]	0.14%	0.17%	0.16%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,406,298		$2,521,430	$2,511,672	$2,461,922	$2,239,708	$2,012,410

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.022	0.009	0.006	0.008	0.019
Less Distributions:
Distributions from net investment income	(0.015)		(0.022)	(0.009)	(0.006)	(0.008)	(0.019)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	1.50%		2.21%	0.92%	0.56%	0.98%	1.92%

Ratios to Average Net Assets:
Net expenses	0.59	% [2]	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	2.99	% [2]	2.21%	0.92%	0.55%	0.97%	1.86%
Expense waiver/reimbursement [3]	0.26	% [2]	0.27%	0.27%	0.26%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,468		$230,200	$220,681	$209,039	$375,724	$382,331

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2006	Ending Account Value 9/30/2006	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,014.20	$3.84
Institutional Service Shares	$1,000	$1,015.00	$2.98
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.26	$3.85
Institutional Service Shares	$1,000	$1,022.11	$2.99

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Investment Shares	0.76%
Institutional Service Shares	0.59%

Portfolio of Investments Summary Tables

At September 30, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	79.7%
Municipal Notes	14.9%
Commercial Paper	3.8%
Other Assets and Liabilities--Net [2]	1.6%
TOTAL	100.0%

At September 30, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.7%
8-30 Days	1.7%
31-90 Days	3.9%
91-180 Days	4.2%
181 Days or more	8.9%
Other Assets and Liabilities--Net [2]	1.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

September 30, 2006 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.4% [1]
		Alabama--0.3%
$8,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.780%, 10/5/2006	$8,000,000
		Alaska--1.2%
7,050,000		North Slope Borough, AK, (Series B) Bonds (MBIA Insurance Corp. INS), 6/30/2007	6,858,393
3,820,000	[2,3]	Northern Tobacco Securitization Corp, AK, (MT-279) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.810%, 10/5/2006	3,820,000
21,000,000		Valdez, AK Marine Terminal, (Series 1994C), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	21,000,000
		TOTAL	31,678,393
		Arizona--0.8%
510,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.910%, 10/5/2006	510,000
1,200,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 3.800%, 10/4/2006	1,200,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 3.980%, 10/4/2006	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.770%, 10/5/2006	1,000,000
5,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 10/6/2006	5,000,000
7,325,000	[2,3]	Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.790%, 10/5/2006	7,325,000
		TOTAL	21,020,000
		California--0.0%
1,000,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 3.640%, 10/4/2006	1,000,000
		Colorado--3.1%
3,200,000	[2,3]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.780%, 10/5/2006	3,200,000
2,165,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 10/5/2006	2,165,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Colorado--continued
$105,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 10/5/2006	$105,000
530,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 3.900%, 10/5/2006	530,000
1,000,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 3.820%, 10/5/2006	1,000,000
40,000,000	[2,3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.830%, 10/4/2006	40,000,000
4,780,000	[2,3]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.810%, 10/5/2006	4,780,000
3,545,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.840%, 10/5/2006	3,545,000
16,805,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 3.760%, 10/4/2006	16,805,000
7,400,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 3.760%, 10/4/2006	7,400,000
		TOTAL	79,530,000
		Connecticut--1.2%
2,500,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC), 3.750%, 10/4/2006	2,500,000
3,100,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.750%, 10/4/2006	3,100,000
6,000,000		Connecticut Development Authority, (Series 1999), 3.70% CP (New England Power Co.), Mandatory Tender 10/30/2006	6,000,000
3,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.800%, 10/4/2006	3,500,000
9,745,000	[2,3]	Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America N.A. LIQ), 3.770%, 10/5/2006	9,745,000
1,800,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 3.700%, 10/5/2006	1,800,000
5,300,000		New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.750%, 10/4/2006	5,300,000
		TOTAL	31,945,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		District of Columbia--2.4%
$16,270,000	[2,3]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.870%, 10/5/2006	$16,270,000
5,103,500	[2,3]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.870%, 10/5/2006	5,103,500
4,005,000	[2,3]	District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.890%, 10/5/2006	4,005,000
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	8,330,000
18,330,000	[2,3]	District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.780%, 10/5/2006	18,330,000
11,260,000	[2,3]	District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.780%, 10/5/2006	11,260,000
		TOTAL	63,298,500
		Florida--0.8%
1,110,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 3.750%, 10/5/2006	1,110,000
5,400,000	[2,3]	Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.870%, 10/5/2006	5,400,000
3,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.850%, 10/4/2006	3,500,000
2,900,000		Highlands County, FL Health Facilities Authority, (Series 2006B-3) Weekly VRDNs (Adventist Health System/ Sunbelt Obligated Group)/(FGIC INS)/(Dexia Credit Local LIQ), 3.730%, 10/5/2006	2,900,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD), 4.800%, 10/5/2006	3,800,000
2,500,000		Orange County, FL, Health Facilities Authority, (Series 2004) Daily VRDNs (Orlando Regional Healthcare System)/(SunTrust Bank LOC), 3.840%, 10/2/2006	2,500,000
1,800,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 3.800%, 10/4/2006	1,800,000
		TOTAL	21,010,000
		Georgia--1.6%
5,000,000	[2,3]	Atlanta, GA Airport General Revenue, (PA-916R) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.820%, 10/5/2006	5,000,000
2,500,000	[2,3]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.770%, 10/5/2006	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$6,530,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 3.790%, 10/5/2006	$6,530,000
10,430,000		Georgia State Municipal Gas Authority, (Series A) Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.800%, 10/4/2006	10,430,000
12,000,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.800%, 10/4/2006	12,000,000
3,985,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC), 3.840%, 10/5/2006	3,985,000
		TOTAL	40,445,000
		Hawaii--1.1%
570,000	[2,3]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.830%, 10/4/2006	570,000
7,500,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ), 3.850%, 10/4/2006	7,500,000
11,900,000	[2,3]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.780%, 10/5/2006	11,900,000
4,290,000	[2,3]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.780%, 10/5/2006	4,290,000
4,290,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.770%, 10/5/2006	4,290,000
		TOTAL	28,550,000
		Illinois--8.0%
24,000,000		Chicago, IL Board of Education, (Series 2004D) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.750%, 10/5/2006	24,000,000
3,505,000	[2,3]	Chicago, IL Housing Authority Capital Program, Roaring Forks (Series 2006-17) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.810%, 10/5/2006	3,505,000
3,445,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.950%, 10/2/2006	3,445,000
4,930,000	[2,3]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.780%, 10/4/2006	4,930,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$14,980,000	[2,3]	Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.770%, 10/5/2006	$14,980,000
5,995,000	[2,3]	Chicago, IL, (MT-201) Weekly VRDNs (Peoples Gas Light & Coke Co.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.830%, 10/5/2006	5,995,000
10,000,000	[2,3]	Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.840%, 10/5/2006	10,000,000
5,250,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.750%, 10/4/2006	5,250,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 4.010%, 10/4/2006	1,000,000
5,270,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (St. Paul's House)/(LaSalle Bank, N.A. LOC), 3.760%, 10/4/2006	5,270,000
10,955,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (BAPS, Inc.)/(Comerica Bank LOC), 3.760%, 10/4/2006	10,955,000
2,675,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.760%, 10/4/2006	2,675,000
15,945,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.770%, 10/4/2006	15,945,000
1,200,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.770%, 10/4/2006	1,200,000
750,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 3.800%, 10/4/2006	750,000
29,555,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 3.780%, 10/4/2006	29,555,000
22,495,000	[2,3]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.790%, 10/4/2006	22,495,000
5,095,000	[2,3]	Kane & DeKalb Counties, IL Community Unit School District No. 301, PUTTERs (Series 1458) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.810%, 10/5/2006	5,095,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(LaSalle Bank, N.A. LOC), 3.760%, 10/4/2006	8,470,000
7,045,000	[2,3]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.820%, 10/5/2006	7,045,000
8,790,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.780%, 10/4/2006	8,790,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$9,895,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.780%, 10/4/2006	$9,895,000
5,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC), 3.760%, 10/4/2006	5,000,000
865,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank N.A., New York LOC), 3.940%, 10/5/2006	865,000
		TOTAL	207,110,000
		Indiana--3.2%
10,000,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	10,020,057
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.840%, 10/5/2006	8,850,000
920,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.880%, 10/5/2006	920,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.840%, 10/5/2006	9,500,000
1,005,000		Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.790%, 10/5/2006	1,005,000
1,515,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.900%, 10/5/2006	1,515,000
5,000,000	[2,3]	Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.800%, 10/5/2006	5,000,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.810%, 10/4/2006	3,100,000
2,015,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.830%, 10/4/2006	2,015,000
6,848,000		Portage, IN EDRB, (Series 1995A: Port Crossing III) Weekly VRDNs (Pedcor Investments-1995-XXIII LP)/(FHLB of Indianapolis LOC), 3.830%, 10/5/2006	6,848,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 3.980%, 10/4/2006	7,000,000
4,990,000	[2,3]	Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.770%, 10/5/2006	4,990,000
5,700,000		Westfield Washington, IN Schools, 4.25% TANs, 12/29/2006	5,709,465
12,300,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.900%, 10/2/2006	12,300,000
4,850,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 3.820%, 10/5/2006	4,850,000
		TOTAL	83,622,522
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Iowa--0.7%
$6,525,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Christensen Farms Midwest LLC)/(Harris, N.A. LOC), 3.890%, 10/5/2006	$6,525,000
800,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 10/5/2006	800,000
11,810,000	[2,3]	Tobacco Settlement Authority, IA, ROCs (Series 456CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.800%, 10/5/2006	11,810,000
		TOTAL	19,135,000
		Kansas--0.6%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.870%, 10/5/2006	6,000,000
10,690,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	10,743,769
		TOTAL	16,743,769
		Kentucky--0.7%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.850%, 10/4/2006	8,500,000
3,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 10/5/2006	3,000,000
1,000,000		Calvert City, KY Pollution Control, (Series 1993B) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.740%, 10/5/2006	1,000,000
3,640,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 3.940%, 10/5/2006	3,640,000
200,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 10/5/2006	200,000
2,580,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC), 3.890%, 10/5/2006	2,580,000
		TOTAL	18,920,000
		Louisiana--2.9%
6,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.780%, 10/5/2006	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.880%, 10/5/2006	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 3.800%, 10/4/2006	12,000,000
12,860,000	[2,3]	Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman Brothers Holdings, Inc. SWP), 3.830%, 10/4/2006	12,860,000
5,995,000	[2,3]	Louisiana Public Facilities Authority, (MT-197), 3.50% TOBs (Ochsner Clinic Foundation)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007	5,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Louisiana--continued
$14,725,000	[2,3]	Louisiana State, PUTTERs (Series 1254) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.780%, 10/5/2006	$14,725,000
20,000,000		Tangipahoa Parish, LA Hospital Service District No. 1, (Series 2003B) Weekly VRDNs (North Oaks Medical Center)/(Allied Irish Banks PLC LOC), 3.760%, 10/5/2006	20,000,000
		TOTAL	74,580,000
		Maryland--0.4%
6,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72% BANs, 9/12/2007	6,000,000
4,350,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.780%, 10/3/2006	4,350,000
		TOTAL	10,350,000
		Massachusetts--13.2%
13,805,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 3.75% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/1/2007	13,805,000
8,700,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2001-4), 3.60% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/8/2007	8,700,000
16,000,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.850%, 10/2/2006	16,000,000
1,950,000	[2,3]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.770%, 10/5/2006	1,950,000
8,540,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	8,540,000
2,970,000	[2,3]	Commonwealth of Massachusetts, (PA-793) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.760%, 10/5/2006	2,970,000
4,690,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.770%, 10/5/2006	4,690,000
22,610,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs), 3.770%, 10/5/2006	22,610,000
11,500,000	[2,3]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.770%, 10/5/2006	11,500,000
4,000,000	[2,3]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	4,000,000
18,145,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.770%, 10/5/2006	18,145,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$17,300,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 3.790%, 10/5/2006	$17,300,000
15,000,000		Massachusetts HEFA, (Series EE), 3.60% CP (Harvard University), Mandatory Tender 1/18/2007	15,000,000
10,155,000	[2,3]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	10,155,000
15,000,000		Massachusetts IFA, (Series 1992B), 3.60% CP (New England Power Co.), Mandatory Tender 11/16/2006	15,000,000
19,100,000		Massachusetts IFA, (Series 1992B), 3.60% CP (New England Power Co.), Mandatory Tender 12/12/2006	19,100,000
6,100,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.770%, 10/5/2006	6,100,000
10,645,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Bank of America N.A. LOC), 3.790%, 10/5/2006	10,645,000
1,000,000		Massachusetts IFA, (Series 1998A) Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank LOC), 3.740%, 10/5/2006	1,000,000
5,500,000	[2,3]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.770%, 10/5/2006	5,500,000
1,615,000	[2,3]	Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.780%, 10/5/2006	1,615,000
5,100,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000 B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	5,100,000
10,025,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.770%, 10/5/2006	10,025,000
1,700,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.770%, 10/4/2006	1,700,000
5,960,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.770%, 10/4/2006	5,960,000
2,800,000		Massachusetts State Development Finance Agency, (Series 2004) Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.740%, 10/5/2006	2,800,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.820%, 10/5/2006	10,000,000
6,000,000		Massachusetts State Development Finance Agency, (Series 2004B) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.820%, 10/5/2006	6,000,000
9,915,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.790%, 10/4/2006	9,915,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/5/2006	$4,000,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.770%, 10/4/2006	4,000,000
10,200,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(J.P. Morgan Chase Bank, N.A. LOC), 3.770%, 10/5/2006	10,200,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2006A) Weekly VRDNs (WGBH Educational Foundation)/(AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.750%, 10/4/2006	10,000,000
10,000,000	[2,3]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	10,000,000
11,350,000	[2,3]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.770%, 10/5/2006	11,350,000
5,090,000	[2,3]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.760%, 10/5/2006	5,090,000
1,100,000	[2,3]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	1,100,000
9,000,000		Revere, MA, 4.00% BANs, 2/23/2007	9,013,193
13,000,000		Silver Lake, MA Regional School District, 4.25% BANs, 7/10/2007	13,063,322
		TOTAL	343,641,515
		Michigan--1.5%
8,485,000	[2,3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006 0001), 3.55% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007	8,485,000
10,660,000	[2,3]	Detroit, MI Water Supply System, PUTTERs (Series 783) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.780%, 10/5/2006	10,660,000
3,955,000	[2,3]	Michigan State Building Authority, GS Trust (Series 2006-71) Weekly VRDNs (FGIC INS)/(Goldman Sachs Group, Inc. LIQ), 3.780%, 10/5/2006	3,955,000
10,600,000	[2,3]	Michigan State Building Authority, PUTTERs (Series 1479) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.780%, 10/5/2006	10,600,000
4,160,000	[2,3]	Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.800%, 10/5/2006	4,160,000
		TOTAL	37,860,000
		Minnesota--1.3%
3,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.750%, 10/5/2006	3,000,000
16,265,000	[2,3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.930%, 10/5/2006	16,265,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$14,240,000	[2,3]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.930%, 10/5/2006	$14,240,000
665,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 10/5/2006	665,000
		TOTAL	34,170,000
		Mississippi--0.5%
5,460,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 3.810%, 10/5/2006	5,460,000
6,785,000	[2,3]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.780%, 10/4/2006	6,785,000
500,000		Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 3.900%, 10/6/2006	500,000
		TOTAL	12,745,000
		Missouri--2.8%
6,656,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 4.010%, 10/4/2006	6,656,000
27,185,000		Kansas City, MO IDA, (Series 2005B) Weekly VRDNs (Kansas City, MO)/(AMBAC INS)/(DePfa Bank PLC LIQ), 3.770%, 10/4/2006	27,185,000
1,340,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.840%, 10/5/2006	1,340,000
11,450,000		Missouri State HEFA, (Series 1985B) Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.780%, 10/4/2006	11,450,000
5,800,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas City LOC), 3.780%, 10/5/2006	5,800,000
19,935,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.780%, 10/5/2006	19,935,000
		TOTAL	72,366,000
		Multi State--5.7%
24,629,723	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.980%, 10/5/2006	24,629,723
5,440,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 10/5/2006	5,440,000
20,940,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.940%, 10/5/2006	20,940,000
27,163,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs ((AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.890%, 10/5/2006	27,163,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$5,000,000	[2,3]	GS Pool Trust (Series 2006-77) Weekly VRDNs ((AMBAC, FGIC, FSA, MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Goldman Sachs Group, Inc. LIQs), 3.840%, 10/5/2006	$5,000,000
45,909,719	[2,3]	GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.870%, 10/5/2006	45,909,719
9,000,000	[2,3]	Massachusetts State Special Obligation Revenue, (Series 5018 BBT) Weekly VRDNs (FGIC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), 3.780%, 10/4/2006	9,000,000
10,790,000	[2,3]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.790%, 10/5/2006	10,790,000
		TOTAL	148,872,442
		Nebraska--0.6%
8,830,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 3.860%, 10/5/2006	8,830,000
560,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 10/5/2006	560,000
515,000		Douglas County, NE, Industrial Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(J.P. Morgan Chase Bank, N.A. LOC), 3.840%, 10/5/2006	515,000
219,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ), 3.800%, 10/4/2006	219,000
4,935,000	[2,3]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.830%, 10/5/2006	4,935,000
		TOTAL	15,059,000
		Nevada--0.1%
2,500,000		Tuckee Meadows, NV Water Authority, (Series 2006B), 3.60% CP (Lloyds TSB Bank PLC, London LOC), Mandatory Tender 2/6/2007	2,500,000
		New Hampshire--0.5%
12,000,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2006) Weekly VRDNs (Frisbie Memorial Hospital)/(Bank of America N.A. LOC), 3.770%, 10/5/2006	12,000,000
780,000	[2,3]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.830%, 10/4/2006	780,000
		TOTAL	12,780,000
		New Jersey--7.8%
10,000,000		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	10,047,603
3,000,000		Collingswood, NJ, 4.65% BANs, 1/11/2007	3,006,922
5,000,000		Collingswood, NJ, 4.65% BANs, 7/11/2007	5,027,950
5,000,000		Essex, NJ, 4.50% BANs, 8/21/2007	5,038,542
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$1,500,000		Fanwood, NJ, 4.75% BANs, 8/8/2007	$1,511,073
8,399,000		Hazlet Township, NJ, 4.50% BANs, 8/3/2007	8,446,448
12,714,000		Hopatcong, NJ, 4.50% BANs, 8/10/2007	12,791,184
10,000,000		Lakewood Township, NJ, 4.50% BANs, 3/2/2007	10,028,439
4,356,725		Lambertville, NJ, 4.50% BANs, 8/17/2007	4,384,302
3,089,000		Long Branch, NJ, 4.75% BANs, 5/25/2007	3,105,338
3,331,000		Mount Arlington, NJ, 4.50% BANs, 8/16/2007	3,351,172
4,000,000		New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New York LOC), 3.860%, 10/2/2006	4,000,000
6,940,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines Home)/(PNC Bank, N.A. LOC), 3.710%, 10/4/2006	6,940,000
7,100,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 3.740%, 10/4/2006	7,100,000
3,000,000		New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/5/2006	3,000,000
5,000,000		New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/5/2006	5,000,000
6,250,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/5/2006	6,250,000
1,705,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/6/2006	1,705,000
6,430,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/5/2006	6,430,000
1,250,000		New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/5/2006	1,250,000
6,600,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 3.770%, 10/5/2006	6,600,000
3,935,000		New Jersey State Educational Facilities Authority, (2003 Series A) Daily VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.740%, 10/5/2006	3,935,000
4,750,000	[2,3]	New Jersey State Transportation Trust Fund Authority, (MT-166), 3.20% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/12/2006	4,750,000
11,865,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3012) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.820%, 10/4/2006	11,865,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$10,000,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3027) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.810%, 10/4/2006	$10,000,000
7,500,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.760%, 10/5/2006	7,500,000
7,495,000	[2,3]	New Jersey Turnpike Authority, (PA-824R) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.770%, 10/5/2006	7,495,000
2,500,000	[2,3]	Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.770%, 10/5/2006	2,500,000
2,370,000		Pequannock Township, NJ, 4.50% BANs, 8/3/2007	2,383,392
4,337,420		Phillipsburg, NJ, 4.25% BANs, 9/13/2007	4,360,079
3,200,000		Pilesgrove Township, NJ, 4.25% BANs, 8/30/2007	3,214,667
7,646,500		Piscataway Township, NJ, 4.25% BANs, 7/24/2007	7,685,533
6,162,000		Point Pleasant Beach, NJ, 4.50% BANs, 1/5/2007	6,177,341
2,227,430		Point Pleasant, NJ, 4.25% BANs, 1/31/2007	2,233,567
2,140,000		Raritan Township, NJ, 4.00% BANs, 8/24/2007	2,147,400
4,500,000		Wall Township, NJ, 4.50% BANs, 8/15/2007	4,524,885
3,001,828		Washington Borough, NJ, 4.375% BANs, 12/1/2006	3,006,067
2,745,765		West Deptford Township, NJ, 4.25% BANs, 6/21/2007	2,756,372
		TOTAL	201,548,276
		New Mexico--1.4%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.940%, 10/5/2006	2,000,000
10,764,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT) (Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.940%, 10/5/2006	10,764,000
23,017,733		New Mexico Mortgage Finance Authority, (Series 2006), 4.53% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	23,017,733
		TOTAL	35,781,733
		New York--0.8%
3,900,000	[2,3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	3,900,000
8,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.770%, 10/4/2006	8,000,000
380,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.720%, 10/4/2006	380,000
1,900,000		New York City, NY, (Fiscal 2006 Series E-4) Weekly VRDNs (Bank of America N.A. LOC), 3.740%, 10/5/2006	1,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New York--continued
$2,435,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.740%, 10/5/2006	$2,435,000
2,440,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.790%, 10/5/2006	2,440,000
1,000,000	[2,3]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.770%, 10/4/2006	1,000,000
		TOTAL	20,055,000
		North Carolina--3.1%
600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 10/5/2006	600,000
2,015,000		McDowell County, NC Industrial Facilities and PCRB, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 10/5/2006	2,015,000
2,200,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 10/5/2006	2,200,000
6,630,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 3.740%, 10/5/2006	6,630,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.800%, 10/5/2006	2,800,000
1,830,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 3.750%, 10/5/2006	1,830,000
2,495,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.740%, 10/5/2006	2,495,000
2,395,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.770%, 10/4/2006	2,395,000
4,550,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 10/5/2006	4,550,000
4,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 10/5/2006	4,500,000
5,585,000	[2,3]	North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.770%, 10/5/2006	5,585,000
6,300,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 3.840%, 10/5/2006	6,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$4,090,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.850%, 10/4/2006	$4,090,000
2,200,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.700%, 10/5/2006	2,200,000
2,500,000		North Carolina Medical Care Commission, (Series 2001B) Weekly VRDNs (Moses H. Cone Memorial), 3.700%, 10/5/2006	2,500,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 10/5/2006	5,000,000
4,000,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.780%, 10/5/2006	4,000,000
4,935,000	[2,3]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.780%, 10/5/2006	4,935,000
6,654,000		Rocky Point - Topsail Water & Sewer District, NC, 4.00% BANs, 10/25/2006	6,655,721
10,000,000		Union County, NC, 3.62% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 2/13/2007	10,000,000
		TOTAL	81,280,721
		Ohio--3.7%
9,630,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.780%, 10/5/2006	9,630,000
9,515,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.770%, 10/5/2006	9,515,000
2,740,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ), 3.770%, 10/5/2006	2,740,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 3.770%, 10/4/2006	8,000,000
4,140,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 3.780%, 10/5/2006	4,140,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.840%, 10/5/2006	2,500,000
2,000,000		Geauga County, OH, 4.50% BANs, 8/28/2007	2,014,872
5,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.790%, 10/5/2006	5,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.810%, 10/4/2006	13,565,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$4,000,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.830%, 10/5/2006	$4,000,000
2,775,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC), 3.830%, 10/5/2006	2,775,000
9,995,000	[2,3]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.770%, 10/4/2006	9,995,000
6,600,000	[2,3]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.780%, 10/5/2006	6,600,000
16,230,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 3.790%, 10/5/2006	16,230,000
		TOTAL	96,704,872
		Oklahoma--0.2%
1,105,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds, 5.00% Bonds (Western Heights Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007	1,117,966
3,230,000		Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC), 3.860%, 10/2/2006	3,230,000
765,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds, 5.00% Bonds (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007	773,980
		TOTAL	5,121,946
		Pennsylvania--1.9%
1,420,000		Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.800%, 10/5/2006	1,420,000
7,985,000	[2,3]	Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007	7,985,000
14,705,000	[2,3]	Delaware Valley, PA Regional Finance Authority, ROCs (Series 615) Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.780%, 10/5/2006	14,705,000
600,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 3.780%, 10/5/2006	600,000
3,625,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.770%, 10/5/2006	3,625,000
8,415,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.770%, 10/5/2006	8,415,000
11,540,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.770%, 10/5/2006	11,540,000
		TOTAL	48,290,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		South Carolina--1.5%
$400,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.850%, 10/4/2006	$400,000
1,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.850%, 10/4/2006	1,000,000
7,485,000	[2,3]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.780%, 10/4/2006	7,485,000
8,235,000	[2,3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.790%, 10/5/2006	8,235,000
11,010,000	[2,3]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	11,010,000
2,500,000		South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.800%, 10/5/2006	2,500,000
6,000,000		South Carolina State Public Service Authority (Santee Cooper), 3.60% CP, Mandatory Tender 1/17/2007	6,000,000
3,295,000	[2,3]	South Carolina Transportation Infrastructure Bank, PUTTERs (Series 1285Z) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.780%, 10/5/2006	3,295,000
		TOTAL	39,925,000
		South Dakota--0.1%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.770%, 10/5/2006	1,000,000
2,005,000	[2,3]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 3.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,005,000
		TOTAL	3,005,000
		Tennessee--0.2%
590,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC), 3.740%, 10/5/2006	590,000
4,995,000	[2,3]	Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.900%, 10/5/2006	4,995,000
100,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC), 3.750%, 10/4/2006	100,000
		TOTAL	5,685,000
		Texas--12.8%
6,570,000	[2,3]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.780%, 10/4/2006	6,570,000
18,245,000	[2,3]	Austin, TX, MERLOTS (Series 2000 A3), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	18,245,000
7,100,000		Brazoria County, TX Health Facilities Development Corp., (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 10/5/2006	7,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$24,125,000		Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.790%, 10/4/2006	$24,125,000
17,300,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.790%, 10/4/2006	17,300,000
10,125,000	[2,3]	Brazos River Authority, TX, ROCs (Series 459CE) Weekly VRDNs (TXU Energy Co. LLC)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.840%, 10/5/2006	10,125,000
7,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 3.790%, 10/5/2006	7,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 4.000%	900,000
7,290,000	[2,3]	Duncanville, TX ISD, (Series 2003 SGA 149) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ), 3.790%, 10/4/2006	7,290,000
26,700,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.900%, 10/2/2006	26,700,000
21,700,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.900%, 10/2/2006	21,700,000
7,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.900%, 10/2/2006	7,000,000
1,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.900%, 10/2/2006	1,800,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.900%, 10/2/2006	10,000,000
3,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.900%, 10/2/2006	3,500,000
16,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 3.800%, 10/5/2006	16,000,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.950%, 10/4/2006	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank, N.A. LOC), 3.830%, 10/5/2006	2,700,000
20,075,000	[2,3]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.790%, 10/4/2006	20,075,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.820%, 10/5/2006	6,525,000
5,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.770%, 10/4/2006	5,000,000
10,635,000	[2,3]	Richardson, TX, Roaring Forks (Series 2006-5) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.810%, 10/5/2006	10,635,000
7,140,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Rosemont at Garth Apartments)/(Wachovia Bank N.A. LOC), 3.830%, 10/5/2006	7,140,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$2,800,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC), 3.790%, 10/5/2006	$2,800,000
19,970,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.770%, 10/5/2006	19,970,000
4,695,000	[2,3]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 3.780%, 10/5/2006	4,695,000
65,000,000		Texas State, (Series 2006), 4.50% TRANs, 8/31/2007	65,537,603
		TOTAL	331,387,603
		Utah--3.9%
29,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 3.800%, 10/4/2006	29,350,000
25,000,000		Murray City, UT, (Series 2003D) Daily VRDNs (IHC Health Services, Inc.), 3.830%, 10/2/2006	25,000,000
43,500,000		Utah County, UT, (Series 2002B) Weekly VRDNs (IHC Health Services, Inc.)/(WestLB AG (GTD) LIQ), 3.800%, 10/5/2006	43,500,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.870%, 10/5/2006	2,600,000
		TOTAL	100,450,000
		Virginia--0.8%
3,860,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 3.750%, 10/4/2006	3,860,000
3,810,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 3.800%, 10/4/2006	3,810,000
10,000,000	[2,3]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485) Weekly VRDNs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.780%, 10/5/2006	10,000,000
1,555,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 3.750%, 10/4/2006	1,555,000
975,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 3.750%, 10/5/2006	975,000
		TOTAL	20,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--1.6%
$6,995,000	[2,3]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.770%, 10/5/2006	$6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 3.790%, 10/5/2006	2,600,000
9,805,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	9,805,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC), 3.820%, 10/5/2006	13,250,000
3,705,000	[2,3]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.780%, 10/5/2006	3,705,000
5,900,000	[2,3]	Washington State, PUTTERs (Series 1422) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.780%, 10/5/2006	5,900,000
		TOTAL	42,255,000
		West Virginia--1.0%
9,500,000		Grant County, WV County Commission, PCRB (Series 1994), 3.72% CP (Virginia Electric & Power Co.), Mandatory Tender 10/11/2006	9,500,000
16,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.67% CP (Virginia Electric & Power Co.), Mandatory Tender 10/19/2006	16,500,000
		TOTAL	26,000,000
		Wisconsin--2.4%
3,135,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.840%, 10/5/2006	3,135,000
2,650,000		Combined Locks, WI, Refunding Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.940%, 10/5/2006	2,650,000
6,125,000	[2,3]	Sheboygan, WI Area School District, ROCs (Series 2176) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.780%, 10/5/2006	6,125,000
10,100,000		Wisconsin Center District, (Series 2001A) Weekly VRDNs (U.S. Bank, N.A. LOC), 3.770%, 10/4/2006	10,100,000
16,835,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.800%, 10/4/2006	16,835,000
6,900,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.800%, 10/4/2006	6,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$9,800,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Wheaton Franciscan HealthCare)/(Citibank N.A., New York LOC), 3.740%, 10/5/2006	$9,800,000
6,685,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.850%, 10/4/2006	6,685,000
		TOTAL	62,230,000
		TOTAL MUNICIPAL INVESTMENTS--98.4% (AT AMORTIZED COST) [4]	2,556,852,292
		OTHER ASSETS AND LIABILITIES - NET--1.6%	41,914,419
		TOTAL NET ASSETS--100%	$2,598,766,711

Securities that are subject to the federal alternative minimum tax (AMT) represent 18.0% of the portfolio as calculated based upon total market value.

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $1,024,794,942, which represented 39.4% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At September 30, 2006, these liquid restricted securities amounted to $1,024,794,942, which represented 39.4% of total net assets.

4 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2006, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
96.5%	3.5%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2006 (unaudited)

Assets:
Total investments in securities, at amortized cost value		$2,556,852,292
Cash		2,564,527
Income receivable		14,237,916
Receivable for shares sold		32,941,648
TOTAL ASSETS		2,606,596,383
Liabilities:
Payable for shares redeemed	$2,987,710
Income distribution payable	2,296,151
Payable to adviser	540,770
Payable for shareholder services fee (Note 5)	1,914,557
Accrued expenses	90,484
TOTAL LIABILITIES		7,829,672
Net assets for 2,598,799,064 shares outstanding		$2,598,766,711
Net Assets Consist of:
Paid-in capital		$2,598,749,914
Accumulated net realized gain on investments		25,916
Distributions in excess of net investment income		(9,119)
TOTAL NET ASSETS		$2,598,766,711
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,406,298,242 ÷ 2,406,270,473 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$192,468,469 ÷ 192,528,591 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2006 (unaudited)

Investment Income:
Interest			$47,875,191
Expenses:
Investment adviser fee (Note 5)		$6,681,814
Administrative personnel and services fee (Note 5)		1,063,295
Custodian fees		53,717
Transfer and dividend disbursing agent fees and expenses--Investment Shares		922,423
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		6,592
Directors'/Trustees' fees		12,075
Auditing fees		8,491
Legal fees		7,880
Portfolio accounting fees		86,310
Shareholder services fee--Investment Shares (Note 5)		2,223,508
Shareholder services fee--Institutional Service Shares (Note 5)		281,765
Share registration costs		55,429
Printing and postage		48,985
Insurance premiums		11,403
Miscellaneous		3,315
TOTAL EXPENSES		11,467,002
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(783,916)
Waiver of administrative personnel and services fee	(44,987)
Waiver of shareholder services fee--Investment Shares	(7,375)
Waiver of shareholder services fee--Institutional Service Shares	(39,032)
Reimbursement of shareholder services fee--Investment Shares	(380,767)
Reimbursement of shareholder services fee--Institutional Service Shares	(186,340)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,442,417)
Net expenses			10,024,585
Net investment income			37,850,606
Net realized gain on investments			44,221
Change in net assets resulting from operations			$37,894,827

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2006	Year Ended 3/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,850,606	$56,386,890
Net realized gain on investments	44,221	2,946
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,894,827	56,389,836
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(34,501,955)	(51,478,575)
Institutional Service Shares	(3,357,569)	(4,909,899)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,859,524)	(56,388,474)
Share Transactions:
Proceeds from sale of shares	4,991,590,352	10,350,023,076
Net asset value of shares issued to shareholders in payment of distributions declared	34,635,886	51,484,241
Cost of shares redeemed	(5,179,124,992)	(10,382,231,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(152,898,754)	19,275,693
Change in net assets	(152,863,451)	19,277,055
Net Assets:
Beginning of period	2,751,630,162	2,732,353,107
End of period (including distributions in excess of net investment income of $(9,119) and $(201), respectively)	$2,598,766,711	$2,751,630,162

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2006 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except each class bears certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2006	Year Ended 3/31/2006
Investment Shares:
Shares sold	4,264,018,907	9,488,525,209
Shares issued to shareholders in payment of distributions declared	33,988,874	49,757,451
Shares redeemed	(4,413,157,834)	(9,528,511,412)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(115,150,053)	9,771,248

	Six Months Ended 9/30/2006	Year Ended 3/31/2006
Institutional Service Shares:
Shares sold	727,571,445	861,497,867
Shares issued to shareholders in payment of distributions declared	647,012	1,726,973
Shares redeemed	(765,967,158)	(853,720,213)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(37,748,701)	9,504,627
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(152,898,754)	19,275,875

4. FEDERAL TAX INFORMATION

At March 31, 2006, the Fund had a capital loss carryforward of $18,305 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2006, the Adviser voluntarily waived $783,916 of its fee.

Commencing on December 7, 2004 and continuing through October 31, 2005, the Adviser reimbursed daily a portion of the investment advisory fee previously earned in connection with investment transactions with other funds managed by the Adviser or an affiliate of the Adviser. This reimbursement amounted to $305,575 for the year ended March 31, 2006.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended September 30, 2006, FSSC voluntarily waived $46,407 of its fee and voluntarily reimbursed $567,107 of shareholder services fees. For the six months ended September 30, 2006, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,940,546,000 and $1,257,854,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

TAX-FREE INSTRUMENTS TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8110107 (11/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        NOVEMBER 21, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2006